Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

As required by Item 402(v) of Regulation S-K, we are providing certain information regarding the Company, including compensation actually paid, as determined in accordance with SEC rules ("CAP"), to our principal executive officer ("PEO"), the average CAP paid to our non-PEO NEOs, certain financial performance measures of the Company, including Normalized FFO per share (the Company-selected measure ("CSM")), and the relationship between CAP and each of Company TSR, peer group TSR, net income and the CSM.

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table ("SCT") Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (1)	Average Compensation Actually Paid to Non-PEO NEOs (3)	Company TSR (4)	Peer Group TSR (4)(5)	Net Income	Normalized FFO Per Share (6)
2022	$11,235,084	$836,944	$3,644,462	$1,238,534	$81.23	$99.67	$806,995,000	$3.52
2021	8,490,527	16,989,674	2,740,081	4,801,355	120.98	131.78	1,396,714,000	2.99
2020	7,600,658	795,215	3,040,774	928,247	76.47	92.00	962,501,000	3.26

(1)
See the SCT on page 63 for detail on the SCT total compensation for our PEO for each fiscal year covered in the table. The average SCT total compensation for the non-PEO NEOs for 2022 and 2021 was also calculated from the SCT on page 63. The average SCT total compensation for the non-PEO NEOs for 2020 was calculated from the SCT as disclosed in our Proxy Statement filed with the SEC in calendar year 2021.
(2)
Our PEO for all years reported is Mr. Parrell. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Parrell's SCT total compensation for each year to determine the CAP. Dividends paid are already reflected in the fair value of equity awards presented below.

PEO SCT Total to CAP Reconciliation
		Deductions from SCT Total
Year	Total Compensation from SCT	Amounts Reported in "Share Awards" Column in SCT (a)	Amounts Reported in "Option Awards" Column in SCT	Equity Award Adjustments to SCT Total	CAP
2022	$11,235,084	$(7,211,548)	$0	$(3,186,592)	$836,944
2021	8,490,527	(6,406,107)	(600,678)	15,505,932	16,989,674
2020	7,600,658	(5,590,828)	0	(1,214,615)	795,215

PEO Equity Award Adjustments to SCT Total

Year	Year-End Fair Value of Outstanding and Unvested Equity Granted During the Year	Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Vesting Date Fair Value of Equity Awards Granted and Vested in the Year (a)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Equity Award Adjustments to SCT Total
2022	$3,648,382	$(5,148,080)	$0	$(1,686,894)	$(3,186,592)
2021	9,278,513	2,907,294	2,005,560	1,314,565	15,505,932
2020	2,791,245	(2,435,799)	0	(1,570,061)	(1,214,615)

(a) Officers are offered the opportunity to receive some or all of their Performance Bonus in fully vested restricted units or fully vested options as an alternative to cash. All fully vested restricted units and fully vested options paid as all or a portion of a Performance Bonus are shown in the year in which services were performed, even though paid in February of the following year. 75% of the 2021 Performance Bonus for Mr. Parrell was paid in the form of fully vested restricted units, are included in the "Amounts Reported in 'Share Awards' Column in

SCT" column of the PEO SCT Total to CAP Reconciliation table above and are included in the "Vesting Date Fair Value of Equity Awards Granted and Vested in the Year" column of the PEO Equity Award Adjustments to SCT Total table above.

(3)
The non-PEO NEOs for 2022 and 2021 are Messrs. Garechana, Manelis, Brackenridge and Fenster. The non-PEO NEOs for 2020 are Messrs. Garechana, Manelis and Brackenridge and Mr. Alan George, a former executive. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the non-PEO NEOs' average SCT total compensation for each year to determine the average CAP. Dividends paid are already reflected in the fair value of equity awards presented below.

Average Non-PEO NEOs SCT Total to CAP Reconciliation
		Deductions from SCT Total
Year	Average Total Compensation from SCT	Average Amounts Reported in "Share Awards" Column in SCT (a)	Average Amounts Reported in "Option Awards" Column in SCT	Average Equity Award Adjustments to SCT Total	Average CAP
2022	$3,644,462	$(1,972,930)	$0	$(432,998)	$1,238,534
2021	2,740,081	(1,070,769)	(212,110)	3,344,153	4,801,355
2020	3,040,774	(1,906,679)	(85,133)	(120,715)	928,247

Average Non-PEO NEOs Equity Award Adjustments to SCT Total

Year	Average Year-End Fair Value of Outstanding and Unvested Equity Granted During the Year	Average Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Average Vesting Date Fair Value of Equity Awards Granted and Vested in the Year (a)	Average Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Total Equity Award Adjustments to SCT Total
2022	$1,165,489	$(1,275,747)	$0	$(322,740)	$(432,998)
2021	2,370,681	711,051	0	262,421	3,344,153
2020	1,000,491	(946,921)	206,919	(381,204)	(120,715)

(a) Officers are offered the opportunity to receive some or all of their Performance Bonus in fully vested restricted units or fully vested options as an alternative to cash. All fully vested restricted units and fully vested options paid as all or a portion of a Performance Bonus are shown in the year in which services were performed, even though paid in February of the following year. The 2020 Performance Bonus for one of our non-PEO NEOs was paid in the form of fully vested restricted units and are included in the "Average Amounts Reported in 'Share Awards' Column in SCT" column and "Average Vesting Date Fair Value of Equity Awards Granted and Vested in the Year" column of the Average Non-PEO NEOs SCT Total to CAP Reconciliation and Average Non-PEO NEOs Equity Award Adjustments to SCT Total tables above, respectively.

(4)
For purposes of the Pay Versus Performance Table (the "PVP Table"), Company TSR and "Peer Group TSR" are calculated using the measurement period beginning on the last trading day of 2019, through and including the end of the fiscal year for which cumulative Company TSR or cumulative Peer Group TSR is being calculated.
(5)
The Company has selected the Nareit Equity Index for purposes of calculating Peer Group TSR for the PVP Table. The Nareit Equity Index is one of the indices used in the Company's LTI Plan and is the same Peer Group TSR reported in the performance graph found in the back cover of our 2022 Annual Report to Shareholders for the fiscal year ending December 31, 2022.
(6)
Normalized FFO is a non-GAAP measure. For additional details/definitions of Normalized FFO, including reconciliations of EPS to FFO per share and Normalized FFO per share, see the Supplemental Appendix on page 94.

Company Selected Measure Name	Normalized FFO per share
Named Executive Officers, Footnote [Text Block]	Our PEO for all years reported is Mr. Parrell.The non-PEO NEOs for 2022 and 2021 are Messrs. Garechana, Manelis, Brackenridge and Fenster. The non-PEO NEOs for 2020 are Messrs. Garechana, Manelis and Brackenridge and Mr. Alan George, a former executive.
Peer Group Issuers, Footnote [Text Block]
(4)
For purposes of the Pay Versus Performance Table (the "PVP Table"), Company TSR and "Peer Group TSR" are calculated using the measurement period beginning on the last trading day of 2019, through and including the end of the fiscal year for which cumulative Company TSR or cumulative Peer Group TSR is being calculated.
(5)
The Company has selected the Nareit Equity Index for purposes of calculating Peer Group TSR for the PVP Table. The Nareit Equity Index is one of the indices used in the Company's LTI Plan and is the same Peer Group TSR reported in the performance graph found in the back cover of our 2022 Annual Report to Shareholders for the fiscal year ending December 31, 2022.

PEO Total Compensation Amount	$ 11,235,084	$ 8,490,527	$ 7,600,658
PEO Actually Paid Compensation Amount	$ 836,944	16,989,674	795,215
Adjustment To PEO Compensation, Footnote [Text Block]

PEO SCT Total to CAP Reconciliation
		Deductions from SCT Total
Year	Total Compensation from SCT	Amounts Reported in "Share Awards" Column in SCT (a)	Amounts Reported in "Option Awards" Column in SCT	Equity Award Adjustments to SCT Total	CAP
2022	$11,235,084	$(7,211,548)	$0	$(3,186,592)	$836,944
2021	8,490,527	(6,406,107)	(600,678)	15,505,932	16,989,674
2020	7,600,658	(5,590,828)	0	(1,214,615)	795,215

PEO Equity Award Adjustments to SCT Total

Year	Year-End Fair Value of Outstanding and Unvested Equity Granted During the Year	Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Vesting Date Fair Value of Equity Awards Granted and Vested in the Year (a)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Equity Award Adjustments to SCT Total
2022	$3,648,382	$(5,148,080)	$0	$(1,686,894)	$(3,186,592)
2021	9,278,513	2,907,294	2,005,560	1,314,565	15,505,932
2020	2,791,245	(2,435,799)	0	(1,570,061)	(1,214,615)

(a) Officers are offered the opportunity to receive some or all of their Performance Bonus in fully vested restricted units or fully vested options as an alternative to cash. All fully vested restricted units and fully vested options paid as all or a portion of a Performance Bonus are shown in the year in which services were performed, even though paid in February of the following year. 75% of the 2021 Performance Bonus for Mr. Parrell was paid in the form of fully vested restricted units, are included in the "Amounts Reported in 'Share Awards' Column in

SCT" column of the PEO SCT Total to CAP Reconciliation table above and are included in the "Vesting Date Fair Value of Equity Awards Granted and Vested in the Year" column of the PEO Equity Award Adjustments to SCT Total table above.

Non-PEO NEO Average Total Compensation Amount	$ 3,644,462	2,740,081	3,040,774
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,238,534	4,801,355	928,247
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Average Non-PEO NEOs SCT Total to CAP Reconciliation
		Deductions from SCT Total
Year	Average Total Compensation from SCT	Average Amounts Reported in "Share Awards" Column in SCT (a)	Average Amounts Reported in "Option Awards" Column in SCT	Average Equity Award Adjustments to SCT Total	Average CAP
2022	$3,644,462	$(1,972,930)	$0	$(432,998)	$1,238,534
2021	2,740,081	(1,070,769)	(212,110)	3,344,153	4,801,355
2020	3,040,774	(1,906,679)	(85,133)	(120,715)	928,247

Average Non-PEO NEOs Equity Award Adjustments to SCT Total

Year	Average Year-End Fair Value of Outstanding and Unvested Equity Granted During the Year	Average Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Average Vesting Date Fair Value of Equity Awards Granted and Vested in the Year (a)	Average Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Total Equity Award Adjustments to SCT Total
2022	$1,165,489	$(1,275,747)	$0	$(322,740)	$(432,998)
2021	2,370,681	711,051	0	262,421	3,344,153
2020	1,000,491	(946,921)	206,919	(381,204)	(120,715)

(a) Officers are offered the opportunity to receive some or all of their Performance Bonus in fully vested restricted units or fully vested options as an alternative to cash. All fully vested restricted units and fully vested options paid as all or a portion of a Performance Bonus are shown in the year in which services were performed, even though paid in February of the following year. The 2020 Performance Bonus for one of our non-PEO NEOs was paid in the form of fully vested restricted units and are included in the "Average Amounts Reported in 'Share Awards' Column in SCT" column and "Average Vesting Date Fair Value of Equity Awards Granted and Vested in the Year" column of the Average Non-PEO NEOs SCT Total to CAP Reconciliation and Average Non-PEO NEOs Equity Award Adjustments to SCT Total tables above, respectively.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	CAP vs. Company TSR and Peer Group TSR Chart
Compensation Actually Paid vs. Net Income [Text Block]

CAP vs. Net Income

Chart

Net income is impacted by depreciation and gains or losses from sales of real estate, among other items. While dispositions of real estate are part of the Company's overall strategy, the Company believes the operating performance of its real estate from period to period is a more appropriate measure of its value creation. Accordingly, the Company does not consider net income as an appropriate indicator of the Company's performance and thus does not use the measure in determining executive compensation.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

CAP vs. CSM: Normalized FFO per Share

The Company believes Normalized FFO per share is an important measure of the Company's performance and thus has included it as a performance metric in determining executive compensation under both its Annual Incentive Plan and LTI Plan. See page 50 for more information on Normalized FFO per share and its significance to the Company. Under the Company's LTI Plan, the results of Normalized FFO per share are determined for each calendar year of the three-year performance period and the average of the three years is used in the final determination of the LTI Award. Thus, a portion of the CAP to the PEO and non-PEO NEOs reflected in the chart above is based on the results of Normalized FFO per share over a three-year period, in addition to the portion based on the Normalized FFO per share reported for each respective calendar year.

Even though Normalized FFO per share is an important measure for the Company, it may not always show a direct relationship to CAP for at least the following reasons, in addition to the timing considerations discussed in the previous paragraph:

•
This measure is only one component of executive compensation and works in conjunction with the other performance measures comprising the Annual Incentive Plan and LTI Plan (most of which appear in the tabular list below).
•
A portion of the amount of the Share Awards and Option Awards granted to the NEOs depends on the difference between the target amount or range of Normalized FFO per share set by the Compensation Committee for the year and actual results for the year. For example:
o
In 2020, target Normalized FFO per share was determined prior to the COVID-19 pandemic and was not changed, resulting in 0% of target being achieved.
o
In 2021, Normalized FFO per share far exceeded the Company's initial expectations, despite the negative impact of the COVID-19 pandemic, resulting in 200% of target being achieved.
•
CAP is determined to a large extent by reference to our share price on the particular day of the valuation of Share Awards and Option Awards per SEC rules, as can be seen by the Company TSR reflected in the PVP Table.

In addition, Normalized FFO per share is a measure based on historical performance, whereas TSR measures are based on share prices, which are forward-looking. Our NEOs' compensation includes both types of measures of value creation, which do not always move in sync, especially over a calendar year period.

Tabular List [Table Text Block]

The below list sets forth the most important financial performance measures used by the Company to link compensation paid to the NEOs in 2022. For additional information regarding the impact these measures have on executive compensation, please see the CD&A.

Most Important Financial Performance Measures
Normalized FFO per Share
Annual Growth in Same Store NOI
Normalized G&A and Property Management Costs
Net Debt to Normalized EBITDAre
TSR Relative to Nareit Apartment Index
TSR Relative to Nareit Equity Index

Total Shareholder Return Amount	$ 81.23	120.98	76.47
Peer Group Total Shareholder Return Amount	99.67	131.78	92.00
Net Income (Loss)	$ 806,995,000	$ 1,396,714,000	$ 962,501,000
Company Selected Measure Amount | $ / shares	3.52	2.99	3.26
PEO Name	Mr. Parrell	Mr. Parrell	Mr. Parrell
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Normalized FFO per Share
Non-GAAP Measure Description [Text Block]
(6)
Normalized FFO is a non-GAAP measure. For additional details/definitions of Normalized FFO, including reconciliations of EPS to FFO per share and Normalized FFO per share, see the Supplemental Appendix on page 94.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Annual Growth in Same Store NOI
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Normalized G&A and Property Management Costs
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Net Debt to Normalized EBITDAre
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	TSR Relative to Nareit Apartment Index
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	TSR Relative to Nareit Equity Index
PEO [Member] | Deductions from S C T Total Reported in Share Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (7,211,548)	$ (6,406,107)	$ (5,590,828)
PEO [Member] | Deductions From S C T Total Reported In Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(600,678)	0
PEO [Member] | Equity Award Adjustments to SCT Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,186,592)	15,505,932	(1,214,615)
PEO [Member] | Year-End Fair Value of Outstanding and Unvested Equity Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,648,382	9,278,513	2,791,245
PEO [Member] | Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,148,080)	2,907,294	(2,435,799)
PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	2,005,560	0
PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,686,894)	1,314,565	(1,570,061)
Non-PEO NEO [Member] | Deductions from S C T Total Reported in Share Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,972,930)	(1,070,769)	(1,906,679)
Non-PEO NEO [Member] | Deductions From S C T Total Reported In Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(212,110)	(85,133)
Non-PEO NEO [Member] | Equity Award Adjustments to SCT Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(432,998)	3,344,153	(120,715)
Non-PEO NEO [Member] | Year-End Fair Value of Outstanding and Unvested Equity Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,165,489	2,370,681	1,000,491
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,275,747)	711,051	(946,921)
Non-PEO NEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	206,919
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (322,740)	$ 262,421	$ (381,204)